Non-Current Liabilities - Other - Summary of Other Non-Current Liabilities (Detail) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Non-current liabilities [abstract]
Accruals	[1]	$ 6,461,083	$ 0
Other non-current payables		$ 6,461,083	$ 0

[1]	These accruals relate solely to expenditures fully incurred as at June 30, 2026 and relate to contract manufacturing activities with a third party vendor. The Group has agreed with this third party vendor to utilize the deferred payment option under their contractual agreement with extended payment terms of up to 30 months with contractual interest rate of 5% per annum from the date of receipt of supplier invoice.